Other Financial Information (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Financial Information [Abstract]
Income taxes paid, net of refunds	$ 158,063,000	$ 47,757,000	$ 13,036,000
Interest paid	$ 34,019,000	1,647,000	479,000
Noncash reductions to net parent investment related to settlement of income taxes		$ 453,000
Non cash additions to net parent investment related to settlement of income taxes			$ 6,747,000